Related party transactions (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 19, 2024	Oct. 25, 2021	Oct. 21, 2021	Sep. 30, 2021	Feb. 28, 2021	Feb. 10, 2021	Apr. 30, 2024	Apr. 19, 2024	Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 24, 2024	Jan. 31, 2024	Nov. 30, 2023	Nov. 22, 2023	Jun. 29, 2023	Apr. 14, 2023	Oct. 24, 2021
Related Party Transaction [Line Items]
Common stock, shares outstanding																			25,000,000
Notes payable current										$ 525,000		$ 250,000
Compensation										100,000		100,000
Retention payment										$ 25,000	$ 25,000	116,000
Retention payment												$ 16,000	$ 9,300
Chief Financial Officer [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Retained services to be paid							$ 5,000
Two Additional Staff Members [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Retained services to be paid							$ 260,000
Private Placement Warrants [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from issuances of warrants								$ 250,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares, subject to forfeiture		31,250		562,500
Common stock, shares outstanding			5,031,250							3,700,000		3,700,000	5,000,000
Common stock, shares, subject to forfeiture									31,250
Common Class B [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding	3,700,000							3,700,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding										1,300,000		1,300,000	0
Common Class A [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrants price														$ 1.00
Common Class A [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Share price										$ 9.20		$ 9.20
Share price										60.00%		60.00%
Price threshold of exercise warrant price										$ 9.20		$ 9.20
adjusted to price received, percentage										115.00%		115.00%
Common Class A [Member] | Private Placement Warrants [Member] | Class A Common Stock Equals or Exceeds Threshold One [Member]
Related Party Transaction [Line Items]
adjusted to price received, percentage												180.00%
Warrants or rights for redemption										$ 18.00		$ 18.00
Common Class A [Member] | Private Placement Warrants [Member] | Class A Common Stock Equals or Exceeds Threshold Two [Member]
Related Party Transaction [Line Items]
Warrants or rights for redemption										$ 10.00		$ 10.00
Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding			656,250
Blackout trading period		30 days
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, maximum amount					$ 300,000
Debt instrument, minimum amount					$ 10,000
Debt instrument, maturity date					Dec. 31, 2021
Notes payable current										$ 0		$ 0	$ 0							$ 240,000
Debt instrument, face amount										250,000		250,000			$ 275,000	$ 250,000
Long-term debt, gross										$ 1,500,000		$ 1,500,000						$ 1,500,000
Debt instrument, interest rate, effective percentage										0.00%		0.00%
Debt instrument, maturity date, description										(i) the date on which the Company consummates an initial Business Combination or (ii) the date of the liquidation of the Company (such date, the “Maturity Date”).		(i) the date on which the Company consummates an initial Business Combination or (ii) the date of the liquidation of the Company (such date, the “Maturity Date”).
Debt instrument, convertible, conversion price										$ 1.00		$ 1.00
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount										$ 2,500,000		$ 1,500,000
Long-term debt, gross												250,000
Sponsor [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable			$ 10,000							$ 30,000	$ 30,000	$ 120,000	120,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants issued		10,500,000
Class of warrants issued issue price per warrant		$ 1.00
Proceeds from issuances of warrants		$ 10,500,000
Warrants price		$ 11.50
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares						6,468,750
Proceeds from issuance of common stock						$ 25,000
Sale of stock price per share						$ 0.004
Common stock, shares, subject to forfeiture						843,750
Stock surrendered during period shares				2,156,250
Common stock, shares outstanding				4,312,500													3,700,000
Minimum holding period for transfer, description										1 year		1 year
Share price										$ 12.00		$ 12.00
Threshold trading days										20 days		20 days
Threshold consecutive trading days										30 days		30 days
Period after initial business combination										150 days		150 days
Sponsor [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding																	3,389,996
Former Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares	7,350,000
Former Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Warrants price										$ 1.00		$ 1.00
Debt instrument, face amount										$ 1,500,000		$ 1,500,000
Former Sponsor [Member] | Private Placement Warrants [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares	10,500,000
Former Sponsor [Member] | Common Class B [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares	84,000
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable current										525,000		250,000
Due to related parties										$ 30,000		$ 30,000	$ 0